Stockholders' Equity - Amendment and Restatement of Certificate of Incorporation (Details)		12 Months Ended
	May 16, 2018 vote $ / shares shares	Dec. 31, 2018 vote $ / shares shares	Dec. 31, 2017 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Board of director, term	3 years
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Votes per share | vote	1
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Votes per share | vote		1
Class C Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Votes per share | vote	10
LLC Units Converted Into Class B And Class C Common Stock
Class of Stock [Line Items]
Conversion ratio	1	1
Required LLC Unit Ratio For Each Share Of Class A Common Stock Issued
Class of Stock [Line Items]
Conversion ratio	1